Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023 JPY (¥) Investment	Dec. 31, 2022 JPY (¥)	Dec. 31, 2023 JPY (¥) Investment	Dec. 31, 2022 JPY (¥)	Mar. 31, 2023 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 7,996	¥ 12,272	¥ 31,582	¥ (2,851)
Investment funds fair value	¥ 27,266		¥ 27,266		¥ 22,874
Number of investment securities in an unrealized loss position | Investment	1,118		1,118		1,208
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 14,596		¥ 14,596		¥ 10,781
Accrued Interest Receivables
Schedule of Investments [Line Items]
Allowance for credit loss of accrued interest	0		0		0
Debt Securities, Available-for-Sale, Purchased credit deterioration financial assets	0		0		0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	19,059		19,059		16,032
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	(57)	¥ 62	(84)	¥ 259
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	1,063		1,063		237
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 7,144		¥ 7,144		¥ 6,605